UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09837

Investment Company Act File Number

Tax-Managed Multi-Cap Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 2.0%
Raytheon Co.	8,944	$1,247,956
Spirit AeroSystems Holdings, Inc., Class A(1)	29,182	1,265,915

		$2,513,871

Beverages — 3.2%
Anheuser-Busch Inbev SA/NV ADR	12,700	$1,643,888
Constellation Brands, Inc., Class A	13,728	2,260,041

		$3,903,929

Biotechnology — 8.0%
Biogen, Inc.(1)	7,163	$2,076,769
Celgene Corp.(1)	25,644	2,877,000
Gilead Sciences, Inc.	29,988	2,383,146
Incyte Corp.(1)	7,094	639,950
Vertex Pharmaceuticals, Inc.(1)	20,078	1,947,566

		$9,924,431

Building Products — 1.9%
Fortune Brands Home & Security, Inc.	36,553	$2,312,708

		$2,312,708

Capital Markets — 1.6%
Charles Schwab Corp. (The)	68,069	$1,934,521

		$1,934,521

Chemicals — 2.4%
Celanese Corp., Series A	16,700	$1,059,114
Monsanto Co.	8,860	945,982
RPM International, Inc.	17,584	954,108

		$2,959,204

Commercial Services & Supplies — 1.2%
Tyco International PLC	32,590	$1,485,126

		$1,485,126

Communications Equipment — 0.9%
Palo Alto Networks, Inc.(1)	8,865	$1,160,340

		$1,160,340

Distributors — 0.6%
LKQ Corp.(1)	21,491	$739,075

		$739,075

Diversified Financial Services — 0.7%
S&P Global, Inc.	7,512	$917,966

		$917,966

Electrical Equipment — 1.3%
AMETEK, Inc.	34,300	$1,613,129

		$1,613,129

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	5,796	$969,207
Sprouts Farmers Market, Inc.(1)	52,822	1,221,773

		$2,190,980

Security	Shares	Value
Food Products — 3.3%
Blue Buffalo Pet Products, Inc.(1)	70,110	$1,800,425
Mondelez International, Inc., Class A	21,503	945,702
Pinnacle Foods, Inc.	25,943	1,302,598

		$4,048,725

Health Care Equipment & Supplies — 5.8%
Medtronic PLC	24,352	$2,133,966
Stryker Corp.	20,400	2,372,112
Zimmer Biomet Holdings, Inc.	19,930	2,613,620

		$7,119,698

Household Durables — 1.5%
Newell Brands, Inc.	36,526	$1,916,154

		$1,916,154

Household Products — 0.9%
Colgate-Palmolive Co.	14,200	$1,056,906

		$1,056,906

Internet & Catalog Retail — 7.8%
Amazon.com, Inc.(1)	8,000	$6,070,480
Netflix, Inc.(1)	22,400	2,044,000
Priceline Group, Inc. (The)(1)	1,116	1,507,504

		$9,621,984

Internet Software & Services — 13.5%
Alphabet, Inc., Class A(1)	4,500	$3,561,030
Alphabet, Inc., Class C(1)	5,402	4,153,004
Facebook, Inc., Class A(1)	44,686	5,538,383
GrubHub, Inc.(1)	54,396	2,062,696
Twitter, Inc.(1)	79,863	1,328,920

		$16,644,033

IT Services — 3.3%
Fiserv, Inc.(1)	6,987	$771,085
Visa, Inc., Class A	42,000	3,278,100

		$4,049,185

Media — 2.4%
Time Warner, Inc.	15,861	$1,215,746
Walt Disney Co. (The)	18,163	1,742,740

		$2,958,486

Multiline Retail — 0.5%
Dollar General Corp.	6,399	$606,241

		$606,241

Oil, Gas & Consumable Fuels — 2.3%
Devon Energy Corp.	40,020	$1,531,965
EOG Resources, Inc.	15,894	1,298,540

		$2,830,505

Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	15,343	$1,425,365

		$1,425,365

Pharmaceuticals — 3.9%
Allergan PLC(1)	8,766	$2,217,360
Bristol-Myers Squibb Co.	34,964	2,615,657

		$4,833,017

Road & Rail — 1.7%
J.B. Hunt Transport Services, Inc.	14,100	$1,172,133
Union Pacific Corp.	10,178	947,063

		$2,119,196

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 6.6%
Broadcom, Ltd.	15,300	$2,478,294
Monolithic Power Systems, Inc.	32,100	2,334,312
NXP Semiconductors NV(1)	22,870	1,923,139
Texas Instruments, Inc.	20,275	1,414,181

		$8,149,926

Software — 6.4%
Adobe Systems, Inc.(1)	24,954	$2,441,999
Fortinet, Inc.(1)	24,844	861,838
salesforce.com, inc.(1)	33,800	2,764,840
SecureWorks Corp., Class A(1)	127,588	1,889,578

		$7,958,255

Specialty Retail — 6.8%
Home Depot, Inc. (The)	19,402	$2,682,132
Lowe’s Cos., Inc.	24,472	2,013,556
TJX Cos., Inc. (The)	16,916	1,382,376
Tractor Supply Co.	25,600	2,346,240

		$8,424,304

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	33,551	$3,496,350

		$3,496,350

Tobacco — 1.2%
Philip Morris International, Inc.	14,533	$1,457,079

		$1,457,079

Trading Companies & Distributors — 2.1%
United Rentals, Inc.(1)	19,100	$1,521,697
W.W. Grainger, Inc.	4,895	1,071,271

		$2,592,968

Total Common Stocks (identified cost $80,309,909)		$122,963,657

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(2)	$479	$479,499

Total Short-Term Investments (identified cost $479,499)		$479,499

Total Investments — 100.0% (identified cost $80,789,408)		$123,443,156

Other Assets, Less Liabilities — (0.0)%(3)		$(54,318)

Net Assets — 100.0%		$123,388,838

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $3,160.

(3)	Amount is less than (0.05)%.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$80,808,517

Gross unrealized appreciation	$44,663,885
Gross unrealized depreciation	(2,029,246)

Net unrealized appreciation	$42,634,639

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$122,963,657	*	$—	$—	$122,963,657
Short-Term Investments	—		479,499	—	479,499
Total Investments	$122,963,657		$479,499	$—	$123,443,156

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016